Warrants (Summary of Warrant Related Activity) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding, beginning balance	6,214,785
Issued		6,214,785
Number of Warrants Outstanding, ending balance	6,214,785	6,214,785
Weighted Average Remaining Contractual Term (Years) at September 30, 2012	4 years 8 months 12 days	5 years 2 months 12 days
Series A Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price	1.25	1.25
Number of Warrants Outstanding, beginning balance	1,174,785
Issued		1,174,785
Number of Warrants Outstanding, ending balance	1,174,785	1,174,785
Weighted Average Remaining Contractual Term (Years) at September 30, 2012	1 year 1 month 5 days	1 year 7 months 6 days
Series B Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price	2.0	2.0
Number of Warrants Outstanding, beginning balance	2,520,000
Issued		2,520,000
Number of Warrants Outstanding, ending balance	2,520,000	2,520,000
Weighted Average Remaining Contractual Term (Years) at September 30, 2012	4 years 6 months	5 years
Series C Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price	3.0	3.0
Number of Warrants Outstanding, beginning balance	2,520,000
Issued		2,520,000
Number of Warrants Outstanding, ending balance	2,520,000	2,520,000
Weighted Average Remaining Contractual Term (Years) at September 30, 2012	6 years 6 months	7 years